[GRAPHIC OMITTED]
                                                       DEUTSCHE ASSET MANAGEMENT


Mutual Fund
    Semi-Annual Report

                                                                   June 30, 2002

                                    Class A and B Shares and Institutional Class

Real Estate Securities Fund

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Real Estate Securities Fund
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TABLE OF CONTENTS

              REPORT HIGHLIGHTS ...............................   3
              LETTER TO SHAREHOLDERS ..........................   4
              PERFORMANCE COMPARISON ..........................   8
              ADDITIONAL PERFORMANCE INFORMATION ..............   9

              REAL ESTATE SECURITIES FUND
                 Schedule of Investments ......................  10
                 Statement of Assets and Liabilities ..........  12
                 Statement of Operations ......................  13
                 Statements of Changes in Net Assets ..........  14
                 Financial Highlights .........................  15
                 Notes to Financial Statements ................  18

                        --------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche
                Bank AG. The Fund is subject to investment risks,
                   including possible loss of principal amount
                                    invested.
                        --------------------------------


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                                        2

Real Estate Securities Fund
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS


o After a quick start, the economic recovery has turned more halting. Businesses' reluctance to expand remains a significant weight on the recovery, along with weakness in the broader equity markets and the US dollar.

o With economic recovery in question, investors are finding Real Estate Investment Trusts (REITs) a relative safe haven. The high yielding REIT sector continued to outperform all major indices. With flat returns from the beginning of the year through July 19, 2002, REITs compare favorably to the S&P 500, down 26%, and the NASDAQ, down 32%.

o Even with outstanding relative performance over the past two years, REIT valuations continue to look attractive. REIT prices are well below their historical highs from four years ago and, more importantly, price earnings multiples remain close to their historical lows.

o We continue to believe that as evidence of a sustainable economic recovery becomes clear, those property types with early cycle attributes (hotels and apartments) will benefit more quickly given the short-term duration of their leases.

o We believe this continues to be an excellent time to own real estate equities.


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                                        3

Real Estate Securities Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


Dear Fellow Shareholders:

The Real Estate Securities Fund seeks total return, primarily through investments in common stocks, with a significant income component, by investing in a diversified portfolio of REITs and real-estate operating companies.

The sub-advisor and portfolio manager, LaSalle Investment Management (Securities) L.P., has more than a dozen professionals dedicated solely to investing in public real-estate securities. Its management team brings direct operating experience in property development, management, investment and finance, as well as more than a decade of successful real estate portfolio management experience to its efforts on behalf of your Fund.

FUND PERFORMANCE
On June 30, 2002 the Net Asset Value (NAV) of the Fund was $15.53 per Class A share, $15.44 per Class B share, and $15.57 per Institutional Class share. In addition, monthly dividends were paid in the first six


--------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED 6/30/02)
                           (UNADJUSTED FOR SALES CHARGE)
                         YTD   1 Year  3 Years     Since
                                              Inception*
--------------------------------------------------------
 Fund (net)**
   A Shares            11.6%    14.2%    12.6%    12.0%
   B Shares            11.0%    13.1%    11.7%    11.1%
   Institutional       11.4%    14.1%    12.6%     7.4%
 Wilshire Real Estate
   Securities Index    13.1%    13.8%    14.0%    12.6%
--------------------------------------------------------

--------------------------------------------------------
                                      TOTAL RETURN 2002
                             1st Half-02           2001
--------------------------------------------------------
 NAREIT Equity Index 1          13.7%             13.9%
 Wilshire Real Estate
   Securities Index 2           13.1%             10.5%
 S&P 500 Index 3               -13.4%            -11.9%
 Dow Jones Industrial Avg 4    -10.7%             -5.4%
 NASDAQ Composite Index 5      -20.6%            -20.8%
 LB Government Credit Index 6    3.3%              8.5%
 Russell 2000 Index 7           -8.4%              2.5%
 NCREIF (Direct Real Estate) 8   3.2%             10.1%
--------------------------------------------------------


THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2002, INCLUDING THE MAXIMUM SALES CHARGE APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR 7.87%, THREE-YEAR 10.51%, FIVE-YEAR 5.64%, SINCE INCEPTION 11.14%, CLASS B SHARES--ONE-YEAR 8.11%, THREE-YEAR 10.90%, FIVE-YEAR 5.69%, SINCE INCEPTION 11.13%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS FOLLOWS: CLASS A SHARES 5.50% AND CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00% DECLINING TO 0% AFTER SIX YEARS.

** PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
   SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

--------------------------------------------------------------------------------
*  The Fund's inception dates are: Class A Shares: January 3, 1995, Class B
   Shares: January 3, 1995, Institutional Class: March 31, 1997. Benchmark returns are for the periods beginning December 31, 1994.

1 The NAREIT (National Association Real Estate Investment Trusts) Equity Index is a weighted index of REITs which own, or have an 'equity interest' in rental real estate (rather than making loans secured by real estate collateral). Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

2 The Wilshire Real Estate Securities Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

4 The Dow Jones Industrial Average is a composite of the price movement of 30 actively traded industrial stocks believed to reflect the overall stock market movement. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

5 The NASDAQ Composite Index includes stocks in industrials, insurance and banking sectors. The unmanaged index measures all domestic and non-US common stocks traded on NASDAQ. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

6 The Lehman Brothers (LB) Government Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

7 The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

8 The NCREIF (Direct Real Estate) is an appraisal based Direct Real Estate Index measuring the performance of institutionally held commercial real estate.


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                                        4

Real Estate Securities Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
REIT EARNINGS RATIOS: REITS VERSUS S&P 500 INDEX (QUARTERLY, 1Q 1993-2Q 2002)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         S&P 500 Index     Price/4 Quarters Forward AFFO Multiple***
Q1 93    14.92             14.9813
         14.94             15.8562
         15.3              16.4406
Q2       15.31             15.4719
         15.09             14.9944
         14.9              15.1172
Q3       14.9              14.762
         14.98             14.5278
         15.02             14.6843
Q4       14.89             15.0414
         14.85             13.6612
         14.68             13.2979
Q1 94    14.99             13.1868
         14.75             13.7836
         14.52             13.8122
Q2       13.64             13.0265
         13.61             13.2685
         13.7              12.9199
Q3       13.2              12.6409
         13.39             12.1507
         13.3              11.9332
Q4       13.09             11.2782
         12.72             10.7788
         12.28             11.1111
Q1 95    12.47             11.1132
         12.7              11.0722
         12.78             11.1982
Q2       12.97             10.8893
         13.24             11.2328
         13.37             12.0337
Q3       13.58             11.3464
         13.68             11.2909
         13.92             11.5841
Q4       14                11.2339
         14.03             10.9589
         14.4928           11.236
Q1 96    14.26             11.5407
         15.37             11.6891
         14.95             11.6754
Q2       14.98             11.5385
         15.35             11.7763
         15.16             12.0992
Q3       14.45             11.8203
         14.98             12.2001
         15.32             12.285
Q4       15.68             12.5418
         16.13             12.7932
         15.9481           13.986
Q1 97    16.5416           14.0532
         17.3609           13.8696
         16.7078           14.0696
Q2       16.0507           12.9088
         17.3849           13.2261
         18.369            13.8122
Q3       19.1688           14.3403
         18.6455           13.9535
         18.9586           15.0376
Q4       18.0195           14.2518
         18.7381           14.477
         19.063            14.5138
Q1 98    18.7905           13.9909
         20.3241           13.4862
         21.4487           13.541
Q2       22.0512           12.959
         21.8314           12.7253
         21.5347           12.5
Q3       22.7324           11.4101
         21.1858           10.2916
         20.0379           10.7527
Q4       19.4193           10.6667
         22.1627           10.8617
         22.6941           10.5152
Q1 99    24.4621           10.2837
         23.6071           10.0823
         24.8815           9.8936
Q2       25.0602           10.921
         24.8655           10.8235
         24.2997           10.3306
Q3       25.2925           9.8369
         23.7076           9.6618
         23.2692           9.1324
Q4       22.4825           8.8994
         24.594            8.648
         24.601            8.9047
Q1 00    25.0628           8.7668
         23.3969           8.58
         24.9276           8.9425
Q2       23.6141           9.6031
         22.7747           9.6782
         23.6421           9.8087
Q3       23.276            10.7402
         23.6738           10.0167
         23.0958           10.1471
Q4       21.4569           9.7213
         21.4217           9.9067
         21.0439           10.3306
Q1 01    22.3403           10.4121
         21.229            10.1609
         19.3119           10.0351
Q2       21.8293           10.2041
         22.8153           10.4439
         21.8002           10.8108
Q3       21.7136           10.6101
         20.7134           10.9091
         18.8175           10.6952
Q4       20.7694           10.6007
         21.669            11.0294
         21.7164           11.3636
Q1 02    20.4082           10.417
         20.4082           11.6279
         21.277            11.905
Q2       21.2766           11.9048
         19.6078           12.1951
         19.6078           12.1951
Q3       17.5439           12.3457
Source: GreenStreet

--------------------------------------------------------------------------------
REIT YIELDS VERSUS S&P 500 INDEX AND 10 YR. TREASURY BONDS (1/31/77-6/30/02)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
         REITs    S&P 500 Index     T Bonds
1977     0.0704   0.0447            0.0721
         0.0721   0.0457            0.0739
         0.0745   0.0427            0.0746
         0.0726   0.0427            0.0737
         0.0737   0.0437            0.0746
         0.0717   0.0466            0.0728
         0.0726   0.0473            0.0733
         0.0733   0.0484            0.074
         0.0755   0.0472            0.0734
         0.0781   0.0494            0.0752
         0.0757   0.0481            0.0758
         0.0757   0.0543            0.0769
1978     0.078    0.0578            0.0796
         0.0785   0.0593            0.0803
         0.0762   0.0525            0.0804
         0.0744   0.0483            0.0815
         0.0769   0.0481            0.0835
         0.0776   0.054             0.0846
         0.0765   0.0513            0.0864
         0.0736   0.05              0.0841
         0.0753   0.0492            0.0842
         0.0836   0.0541            0.0864
         0.0821   0.0536            0.0881
         0.0804   0.0562            0.0901
1979     0.0811   0.054             0.091
         0.0813   0.0561            0.091
         0.0773   0.052             0.0912
         0.0798   0.0519            0.0918
         0.0808   0.0533            0.0925
         0.075    0.0548            0.0891
         0.0738   0.0543            0.0895
         0.0663   0.0516            0.0903
         0.0696   0.0527            0.0933
         0.08     0.0566            0.103
         0.0779   0.0543            0.1065
         0.0766   0.0556            0.1039
1980     0.0741   0.0526            0.108
         0.0737   0.0528            0.1241
         0.0863   0.0576            0.1275
         0.091    0.0553            0.1147
         0.0987   0.0529            0.1018
         0.0936   0.0538            0.0978
         0.0802   0.0513            0.1025
         0.0777   0.051             0.111
         0.0814   0.0497            0.1151
         0.0743   0.049             0.1175
         0.0747   0.0444            0.1268
         0.0772   0.0468            0.1284
1981     0.0785   0.0491            0.1257
         0.0775   0.0484            0.1319
         0.0769   0.0468            0.1312
         0.0761   0.0479            0.1368
         0.0766   0.0477            0.141
         0.0759   0.0512            0.1347
         0.0775   0.0513            0.1428
         0.0825   0.0547            0.1494
         0.0894   0.0578            0.1532
         0.0874   0.0551            0.1515
         0.0851   0.0532            0.1339
         0.0862   0.0548            0.1372
1982     0.0858   0.0558            0.1459
         0.0879   0.0594            0.1443
         0.0898   0.06              0.1386
         0.089    0.0577            0.1387
         0.0898   0.0601            0.1362
         0.0938   0.0638            0.143
         0.095    0.0661            0.1395
         0.0927   0.0592            0.1306
         0.0888   0.0578            0.1234
         0.0821   0.0521            0.1091
         0.0789   0.0502            0.1055
         0.0783   0.0486            0.1054
1983     0.0771   0.0471            0.1046
         0.0805   0.046             0.1072
         0.0745   0.0447            0.1051
         0.0716   0.0416            0.104
         0.0709   0.0421            0.1038
         0.071    0.0428            0.1085
         0.073    0.0443            0.1038
         0.0743   0.0438            0.1085
         0.0757   0.0434            0.1165
         0.0749   0.044             0.1154
         0.0736   0.0433            0.1169
         0.0719   0.0437            0.1183
1984     0.0771   0.0441            0.1167
         0.0738   0.0458            0.1184
         0.0747   0.0452            0.1232
         0.0755   0.045             0.1263
         0.0776   0.0478            0.1341
         0.0783   0.05              0.1356
         0.0803   0.051             0.1336
         0.0785   0.0461            0.1272
         0.0749   0.0448            0.1252
         0.0743   0.0448            0.1216
         0.0732   0.0455            0.1157
         0.0706   0.0466            0.115
1985     0.0826   0.0434            0.1138
         0.083    0.0431            0.1151
         0.0823   0.0425            0.1186
         0.0831   0.0427            0.1143
         0.0811   0.0405            0.1085
         0.0809   0.0419            0.1016
         0.0801   0.0421            0.1031
         0.083    0.0426            0.1033
         0.086    0.0428            0.1037
         0.085    0.0411            0.1024
         0.0838   0.0386            0.0978
         0.0789   0.0381            0.0926
1986     0.0751   0.038             0.0919
         0.072    0.0354            0.087
         0.0669   0.0342            0.0778
         0.0685   0.0346            0.073
         0.0773   0.033             0.0771
         0.0744   0.033             0.078
         0.0761   0.0351            0.073
         0.0743   0.0327            0.0717
         0.0738   0.0363            0.0745
         0.0728   0.0344            0.0743
         0.0721   0.0337            0.0725
         0.0765   0.0342            0.0711
1987     0.0725   0.0302            0.0708
         0.0708   0.0291            0.0725
         0.0677   0.0288            0.0725
         0.0718   0.0291            0.0802
         0.0756   0.029             0.0861
         0.0788   0.0296            0.084
         0.077    0.0282            0.0845
         0.0798   0.0273            0.0876
         0.0765   0.0276            0.0942
         0.0925   0.0353            0.0952
         0.0887   0.0386            0.0886
         0.0873   0.0359            0.0899
1988     0.0815   0.0345            0.0867
         0.0792   0.0332            0.0821
         0.0795   0.0348            0.0837
         0.0804   0.0344            0.0872
         0.0823   0.0343            0.0909
         0.0794   0.0373            0.0892
         0.0789   0.0375            0.0906
         0.08     0.039             0.0926
         0.0789   0.0362            0.0898
         0.0798   0.0353            0.088
         0.082    0.036             0.0896
         0.0857   0.0359            0.0911
1989     0.0841   0.0335            0.0909
         0.0831   0.0345            0.0917
         0.0844   0.0338            0.0936
         0.0834   0.0322            0.0918
         0.0827   0.0311            0.0886
         0.0804   0.0359            0.0828
         0.0778   0.0329            0.0802
         0.0768   0.0324            0.0811
         0.0781   0.0323            0.0819
         0.0812   0.0331            0.0801
         0.0822   0.0326            0.0787
         0.0842   0.0323            0.0784
1990     0.0881   0.0346            0.0821
         0.0873   0.0343            0.0847
         0.089    0.0325            0.0859
         0.0878   0.0334            0.0879
         0.0881   0.0306            0.0876
         0.0925   0.0359            0.0848
         0.0915   0.0361            0.0847
         0.0986   0.0398            0.0875
         0.1068   0.0392            0.0889
         0.1112   0.0395            0.0872
         0.1023   0.0372            0.0839
         0.1015   0.0378            0.0808
1991     0.0927   0.0363            0.0809
         0.0869   0.034             0.0785
         0.0817   0.0297            0.0811
         0.0788   0.0297            0.0804
         0.0775   0.0286            0.0807
         0.0802   0.0349            0.0828
         0.0796   0.0334            0.0827
         0.0834   0.0328            0.079
         0.0812   0.0322            0.0765
         0.0819   0.0318            0.0753
         0.0838   0.0333            0.0742
         0.0785   0.0291            0.0709
1992     0.0742   0.0296            0.0703
         0.0778   0.0294            0.0734
         0.0791   0.0288            0.0754
         0.0798   0.0281            0.0748
         0.0767   0.028             0.0739
         0.078    0.0318            0.0726
         0.0753   0.0306            0.0684
         0.0736   0.0313            0.0659
         0.0725   0.0307            0.0642
         0.073    0.0307            0.0659
         0.072    0.0298            0.0687
         0.071    0.0278            0.0677
1993     0.0667   0.0276            0.066
         0.0636   0.0273            0.0626
         0.0593   0.0266            0.0598
         0.0624   0.0273            0.0611
         0.0638   0.0267            0.0617
         0.0622   0.029             0.0579
         0.0615   0.0292            0.0583
         0.0618   0.0282            0.0545
         0.0585   0.028             0.0538
         0.0616   0.0274            0.0543
         0.0661   0.0278            0.0582
         0.0681   0.0265            0.0579
1994     0.0677   0.0257            0.0564
         0.0662   0.0265            0.0614
         0.0696   0.0283            0.0675
         0.0694   0.0279            0.0708
         0.0689   0.0276            0.072
         0.0713   0.0308            0.0738
         0.0724   0.0299            0.0716
         0.0728   0.0288            0.0722
         0.0744   0.0285            0.0764
         0.0779   0.0279            0.0783
         0.0818   0.0291            0.0795
         0.0767   0.029             0.0788
1995     0.0795   0.0283            0.0765
         0.0787   0.0273            0.0721
         0.0796   0.0252            0.0719
         0.0804   0.0245            0.0719
         0.0779   0.0236            0.0632
         0.0769   0.0264            0.0617
         0.0767   0.0256            0.0653
         0.0767   0.0256            0.0639
         0.0751   0.024             0.0628
         0.0769   0.0241            0.0609
         0.0775   0.0232            0.0575
         0.0742   0.023             0.0557
1996     0.0723   0.0223            0.056
         0.0724   0.0221            0.0612
         0.0735   0.0214            0.0632
         0.0749   0.0211            0.0664
         0.0735   0.0206            0.0684
         0.0728   0.0225            0.0671
         0.0733   0.0236            0.0679
         0.0722   0.0232            0.0694
         0.0703   0.0227            0.067
         0.0687   0.0221            0.0635
         0.0665   0.0206            0.0604
         0.0605   0.0204            0.0646
1997     0.0602   0.0192            0.0654
         0.0607   0.0191            0.0654
         0.0612   0.0191            0.0691
         0.0643   0.018             0.0671
         0.0628   0.017             0.0666
         0.0606   0.0175            0.065
         0.0583   0.0162            0.0601
         0.0591   0.0172            0.0633
         0.0545   0.0171            0.0597
         0.0561   0.0178            0.0571
         0.0558   0.017             0.058
         0.0546   0.0163            0.0568
1998     0.0546   0.0162            0.0544
         0.0554   0.0151            0.0562
         0.0555   0.0136            0.0566
         0.0597   0.0135            0.0567
         0.0607   0.0138            0.0555
         0.0613   0.0148            0.0543
         0.0649   0.0149            0.0554
         0.0722   0.0175            0.0515
         0.0688   0.0167            0.0446
         0.0717   0.0155            0.0461
         0.072    0.0146            0.0472
         0.0747   0.013             0.0464
1999     0.0741   0.0125            0.0465
         0.0766   0.0129            0.0552
         0.0796   0.0125            0.0536
         0.073    0.012             0.0541
         0.072    0.0123            0.0578
         0.073    0.0122            0.0594
         0.0772   0.0126            0.059
         0.079    0.0127            0.0597
         0.0827   0.0139            0.058
         0.0852   0.0126            0.0602
         0.0877   0.0125            0.0619
         0.087    0.0119            0.0649
2000     0.0852   0.0119            0.0668
         0.0846   0.0119            0.0681
         0.083    0.0195            0.0675
         0.0778   0.0112            0.0667
         0.0778   0.0111            0.0676
         0.0761   0.0119            0.065
         0.0702   0.011             0.0645
         0.0742   0.0107            0.0623
         0.0745   0.011             0.058
         0.0786   0.0114            0.058
         0.0785   0.0113            0.0553
         0.0752   0.0115            0.0511
2001     0.0749   0.0117            0.051
         0.0743   0.0119            0.0506
         0.0723   0.0122            0.05
         0.0726   0.0132            0.0538
         0.0718   0.0125            0.0538
         0.068    0.012             0.054
         0.0707   0.0116            0.0505
         0.0706   0.0139            0.0498
         0.0743   0.0146            0.0458
         0.0764   0.0142            0.043
         0.073    0.0137            0.0475
         0.0714   0.0136            0.0505
2002     0.0679   0.0143            0.0503
         0.0672   0.0135            0.0492
         0.0644   0.0138            0.0544
         0.0641   0.0144            0.0509
         0.065    0.016             0.0505
         0.0621   0.0162            0.048
Source: NAREIT & Bloomberg
--------------------------------------------------------------------------------
*** Price divided by the sum of the estimated AFFO (Adjusted Funds From
    Operations) earnings per share for the next four quarters. FF0--net earnings plus depreciation. AFFO differs from FFO in that it subtracts capital expenditures, leasing expenses, and straight line rents from FFO.


months totaling $0.24 per Class A share, $0.20 per Class B share, and $0.26 per Institutional Class share.

The key factor in the first half of 2002 was the continued outperformance of the higher-yielding, lesser-quality companies which proved attractive to investors seeking current dividend income without much regard as to the source or potential longevity of that income. Your portfolio concentrates on the higher-quality, faster-growing companies that we believe have a sustained business over the long run. Sector performance was positively impacted by our over-weighting and company selection in the regional mall, storage, and industrial sectors. Performance was negatively impacted by our over-weighting in office companies and our under-weighting and company selection in the hotel sector.

After a quick start, the economic recovery has turned more halting. Businesses' reluctance to expand remains a significant weight on the recovery, along with weakness in the broader equity markets and the US dollar. A sustained market decline and continued weakness in the dollar could derail the economy, as it has the potential to erode consumer and business confidence.

With the broad equity market in decline due at least in part to a crisis of confidence in corporate reporting, investors are finding REITs a relative safe haven. For the six month period through the end of the second quarter, the high yielding REIT sector continued to outperform all major indices and returned more than 13%, handily beating the broad equity markets.

Even with outstanding relative performance over the past two years, REIT valuations continue to look attractive. REIT prices are well below their historical highs and, more importantly, price earnings multiples remain close to their historical lows. On a relative multiple basis, REITs, as of June 30, 2002, traded at a forward AFFO multiple of 12.3 versus an earnings multiple of 17.5 for the S&P 500. Based on multiples at the end of the second quarter, equity REITs traded at a 30% discount to the forward price-earnings multiple of the S&P 500.

REIT dividend yields remained attractive at 6.2% at the end of the second quarter. The spread to the S&P 500 Index dividend was 460 basis points, with the spread to 10-year Treasury bonds at 150 basis points. Payout ratios at 69% illustrate the high degree of security of REIT dividend payouts.

REAL ESTATE SECTOR PERFORMANCE AND OUTLOOK
Unease over the pace and sustainability of an economic recovery was felt unevenly in the REIT market. Those property types with early cycle attributes performed the worst (apartments and hotels at -3% and +1%, respectively). In contrast, later cycle property sectors with

--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

longer leases, such as free standing retail, regional malls, and shopping centers were the top performers (+16%, +12%, and +9%, respectively).

Until the broad economy recovers we believe real estate fundamentals will continue to deteriorate. The anticipated second half recovery now appears delayed until 2003. Although fundamentals are not as strong as expected, prices for higher quality real estate have remained stable due to falling cap rates.

RETAIL--STABLE FUNDAMENTALS
o  Despite the current economic weakness consumer spending remains stable.
o Limited construction completions scheduled in 2002 and 2003. Retailer demand for space is stable to improving.
o Retailer bankruptcies (other than Kmart) have declined dramatically in 2002, boosting occupancy rates.
o Low interest rates continue to provide an earnings cushion, especially for the more highly leveraged regional mall companies.
o Demand for retail properties is robust. Capitalization rates have decreased for all sub-sectors of retail real estate.

OFFICE AND INDUSTRIAL--DEMAND STILL WEAK
o Supply has been high due to buildings financed and started in 2000, and office vacancy has ballooned to nearly 16%.
o We expect office vacancy rates will continue to rise during 2002 but will likely stay within 1% of current levels through 2003.
o Warehouse vacancy rose in 2001 due to negative absorption and continued new supply. Current vacancy is close to 11%.
o New industrial starts are forecast to drop by 50% in 2002, creating an equilibrium in fundamentals.
o Overall rent growth for office and industrial is likely to be negative until significant absorption returns.

MULTI-FAMILY OUTLOOK REMAINS MURKY
o Although occupancy rates are trending up from the fourth quarter, we continue to have modest expectations due to a lack of job growth.
o The sector is negatively impacted from the strong single family housing market.
o Favorable demographic trends (baby boom echo and empty nesters) will act as an engine for demand over the next 5 to 8 years.
o Capitalization rates have declined in the apartment sector by approximately 50 basis points over the past two quarters for better portfolios in primary markets.

-----------------------
REGIONAL ALLOCATION
-----------------------
[GRAPHIC OMITTED]
Northeast           20%
Mideast             12%
Southeast           13%
Southwest            9%
East North Central  12%
West North Central   4%
Pacific             23%
Mountain             7%

--------------------------------------------------------------------------------
CAPITAL INFLOWS TO REAL ESTATE (1986-2002)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
      Public Equity-REITs   Private Equity   Public Debt-CMBS 1   Private Debt
 1986    2                     16               1.1                 66.8
 1987    1.2                   24               0.5                 71.1
 1988    2.3                   36               1.5                 55.4
 1989    2                     28               2.5                 46.7
 1990    1                     35.5             0.7                 3.5
 1991    1.9                   3.6              1.3                 -33.80
 1992    2.1                   1.8              8.7                 -15.70
 1993    12.8                  4.6              10.3                -28.00
 1994    11.4                  4                12.1                -0.70
 1995    9                     17.2             11.9                17.6
 1996    14.1                  16.8             20.1                27.6
 1997    37                    24.7             30.3                42.9
 1998    24.2                  20.4             57.8                61.6
 1999    6                     23.1             33.5                83.9
 2000    2.8                   14.3             30                  79.9
 2001    6.6                   10.3             40                  74
 2002    10.9                  18               35                  45.5


--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


HOTELS--WAITING FOR THE CORPORATE TRAVELER
o  Hotel demand has remained weak due to absence of the corporate traveler.
o Despite steady demand at the group and leisure level, the more highly rated corporate demand remains weak.
o Long-term supply trends remain favorable with growth of 1.5% significantly below the historical average of 2.6%.
o  The stocks currently trade at 25% to 30% discounts from replacement cost.

GEOGRAPHIC DISTRIBUTION
The bulk of the investments in the Fund are located in regions with higher growth and high barriers to new development. We believe that strong fundamental demand combined with supply and planning constraint should result in above-average growth and stability over the long run.

CAPITAL MARKETS
The pace of REIT equity issuance increased dramatically in 2002 relative to the two prior years, but still meaningfully lags the annual amounts raised in 1995 through 1998. REITs raised $4.8 billion of equity capital during the first six months of 2002, surpassing the $4.2 billion in equity capital raising completed during full-year 2001.

In keeping with recent trends, fund flows into the real estate sector remained strong during the second quarter. Total assets for real estate mutual funds stood at $15.8 billion, up from $11.5 billion at year-end 2001 and $10.2 billion at year-end 2000. (Source: NAREIT)

For 2002, we expect that capital flows to REITs will increase, due in part to weakness of other asset classes.

INVESTMENT STRATEGY
The Fund's fundamental focus is on high quality, market dominant companies, with appropriate concern for valuation. We believe these firms have the ability to command their region or sector, and that their financial flexibility and excellent management will enable them to compete effectively in the changing real estate and economic environment.

These investments are supplemented with holdings in selected companies that have the potential to become market dominant in the future, or where we expect that an event or other change in a company's condition or environment will produce attractive returns over the intermediate return.

We believe that many of the better quality companies are positioned to outperform in 2002 and 2003. As a result, we continue to emphasize quality as an important investment theme. We emphasize higher quality companies with proven franchises based on the belief that these types of companies are best positioned to capture the upside in an economic recovery. We believe companies with financial flexibility, market dominance, and superior management teams will provide superior earnings growth. Valuation is a key consideration to our strategy and we believe that many of these companies have strong total return potential at current price levels.

LaSalle Investment Management (Securities) L.P. has managed your Fund since its inception in 1995. The Fund's sponsor, Deutsche Asset Management, acquired another real estate investment manager, RREEF Americas LLC (RREEF), earlier this year, and has elected, subject to approval by shareholders, to consolidate your Fund and a RREEF managed fund later this year. We have enjoyed our association with the Fund as managers and shareholders for the past seven years and appreciate your support and interest.



Very truly yours,

                                  /S/SIGNATURE
                             William K. Morrill, Jr.
                                    President




/S/SIGNATURE                     S/SIGNATURE
Keith R. Pauley                  James A. Ulmer III
Executive Vice President         Vice President
July 30, 2002


--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND-CLASS A SHARES, WILSHIRE REAL ESTATE SECURITIES INDEX, S&P 500 INDEX AND NAREIT EQUITY INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)2
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Real Estate
               Securities Fund--   Wilshire Real Estate  S&P 500   NAREIT Equity
                 Class A Shares      Securities Index     Index        Index
1/3/95              $10,000               $10,000        $10,000      $10,000
1/31/95               9,970                 9,677         10,259       10,247
2/28/95              10,040                 9,980         10,659       10,206
3/31/95              10,142                10,038         10,974       10,203
4/30/95              10,022                 9,962         11,297       10,637
5/31/95              10,475                10,292         11,748       10,806
6/30/95              10,638                10,469         12,021       10,992
7/31/95              10,790                10,640         12,420       11,124
8/31/95              10,975                10,770         12,451       11,315
9/30/95              11,274                10,968         12,977       11,073
10/31/95             10,901                10,621         12,930       11,174
11/30/95             11,047                10,732         13,498       11,784
12/31/95             11,819                11,355         13,758       11,978
1/31/96              11,862                11,517         14,226       12,118
2/29/96              12,053                11,744         14,358       12,052
3/31/96              12,021                11,843         14,496       12,113
4/30/96              11,947                11,906         14,710       12,426
5/31/96              12,302                12,173         15,090       12,588
6/30/96              12,551                12,408         15,147       12,683
7/31/96              12,454                12,298         14,478       13,182
8/31/96              12,978                12,821         14,783       13,412
9/30/96              13,317                13,141         15,616       13,810
10/31/96             13,637                13,497         16,046       14,439
11/30/96             14,221                14,057         17,259       15,940
12/31/96             15,684                15,558         16,917       16,118
1/31/97              16,002                15,779         17,973       16,085
2/28/97              15,911                15,793         18,114       16,051
3/31/97              16,207                15,849         17,370       15,609
4/30/97              15,509                15,337         18,407       16,068
5/31/97              16,014                15,793         19,528       16,849
6/30/97              16,764                16,574         20,404       17,369
7/31/97              17,458                17,126         22,026       17,328
8/31/97              17,191                16,999         20,792       18,840
9/30/97              19,044                18,677         21,931       18,331
10/31/97             18,448                17,881         21,198       18,727
11/30/97             18,752                18,240         22,180       19,169
12/31/97             19,136                18,647         22,561       19,068
1/31/98              18,710                18,384         22,810       18,743
2/28/98              18,441                18,151         24,455       19,080
3/31/98              18,858                18,509         25,708       18,458
4/30/98              18,256                17,925         25,966       18,329
5/31/98              18,070                17,753         25,520       18,205
6/30/98              17,996                17,659         26,557       17,023
7/31/98              16,410                16,430         26,274       15,417
8/31/98              14,757                14,724         22,481       16,289
9/30/98              15,072                15,548         23,915       15,988
10/31/98             14,947                15,334         25,861       16,223
11/30/98             15,379                15,622         27,429       15,814
12/31/98             15,151                15,398         29,008       15,484
1/31/99              14,862                15,065         30,221       15,120
2/28/99              14,796                14,946         29,282       15,052
3/31/99              14,691                14,865         30,454       16,480
4/30/99              16,383                16,449         31,633       16,842
5/31/99              16,741                16,727         30,885       16,570
6/30/99              16,342                16,444         32,600       16,042
7/31/99              15,568                15,814         31,582       15,838
8/31/99              15,260                15,577         31,426       15,237
9/30/99              14,534                14,876         30,564       14,862
10/31/99             14,238                14,599         32,498       14,621
11/30/99             14,128                14,377         33,166       14,853
12/31/99             14,719                14,910         35,112       15,084
1/31/00              14,637                14,971         33,348       15,133
2/29/00              14,306                14,685         32,716       14,953
3/31/00              15,207                15,328         35,917       15,445
4/30/00              16,097                16,420         34,836       16,482
5/31/00              16,305                16,616         34,122       16,645
6/30/00              17,019                17,176         34,963       17,071
7/31/00              18,493                18,508         34,416       18,564
8/31/00              17,914                18,044         36,554       17,810
9/30/00              18,592                18,630         34,624       18,377
10/31/00             17,700                17,821         34,478       17,581
11/30/00             18,056                18,221         31,760       17,807
12/31/00             19,140                19,488         31,915       19,060
1/31/01              19,097                19,682         33,047       19,259
2/28/01              18,824                19,272         30,034       18,952
3/31/01              18,607                19,287         28,131       19,136
4/30/01              19,041                19,748         30,317       19,592
5/31/01              19,447                20,300         30,521       20,067
6/30/01              20,449                21,389         29,778       21,243
7/31/01              20,055                20,963         29,485       20,181
8/31/01              20,815                21,695         27,639       20,865
9/30/01              19,862                20,410         25,404       20,029
10/31/01             19,142                19,645         25,891       19,489
11/30/01             20,380                20,918         27,874       20,533
12/31/01             20,912                21,524         28,126       21,074
1/31/02              20,808                21,617         27,705       21,154
2/28/02              21,373                22,117         27,172       21,537
3/31/02              22,669                23,474         28,191       22,826
4/30/02              22,699                23,611         26,484       23,126
5/31/02              22,907                23,856         26,288       23,461
6/30/02              23,343                24,345         24,421       24,103


----------------------------------------------------------------------------------------------------------------
                                                           CUMULATIVE TOTAL RETURNS AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                               6 Months   1 Year   5 Years     Since  1 Year   5 Years     Since
   June 30, 2002                                                         Inception 2                 Inception 2
----------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund
   Class A Shares                               11.62%    14.15%    39.25%   133.43%   14.15%     6.85%   11.99%
   Class B Shares                               11.04%    13.11%    33.87%   120.44%   13.11%     6.01%   11.13%
   Institutional Class                          11.39%    14.10%    40.26%    45.52%   14.10%     7.00%    7.41%
----------------------------------------------------------------------------------------------------------------
 Wilshire Real Estate Securities Index 3        13.11%    13.82%    46.89%   143.45%   13.82%     7.99%   12.59%
----------------------------------------------------------------------------------------------------------------
 S&P 500 Index 4                               (13.16)%  (17.99)%   19.70%   144.21%  (17.99)%    3.66%   12.64%
----------------------------------------------------------------------------------------------------------------
 NAREIT Equity Index 5                          14.37%    17.37%    41.62%   141.03%   17.37%     7.21%   12.45%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2  The Fund's inception dates are: Class A Shares: January 3, 1995, Class B
   Shares: January 3, 1995, Institutional Class: March 31, 1997. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning December 31, 1994.

3 The Wilshire Real Estate Securities Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

4 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

5 The NAREIT Equity Index is a weighted index of REITs which own, or have an 'equity interest' in rental real estate (rather than making loans secured by real estate collateral). Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.


--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION


The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures shown below include the impact of the 5.50% maximum initial sales charge for the Fund's Class A Shares and the maximum contingent deferred sales charge applicable to the specified time period for Class B Shares. The contingent deferred sales charge for Class B shares declines over time from a maximum of 5.00% to 0% after six years. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B Shares investors who continued to hold their shares past the end of the specified time period.

Effective August 19, 2002, the maximum sales charge on Class A shares will be 5.75% and the CDSC on Class B shares will be 4.00% declining to 0% after the sixth year.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.


--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS 1
  Periods Ended                   1 Year     5 Years      Since
  June 30, 2002                                     Inception 2
--------------------------------------------------------------------------------
 Class A Shares                       7.87%    5.64%     11.14%
--------------------------------------------------------------------------------
 Class B Shares                       8.11%    5.69%     11.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT AN INDICATOR OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2  Inception dates: Class A Shares and Class B Shares: January 3, 1995.


--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

---------------------------------------------------------------------------------------------------- ---------
                                                                                          PERCENT   UNREALIZED
                                                           MARKET         MARKET           OF NET         GAIN
     SHARES   SECURITY                                      PRICE          VALUE           ASSETS        (LOSS)
--------------------------------------------------------------------------------------------------------------
              COMMON STOCK--97.77%
              APARTMENTS--23.93%
     35,500   Apartment Investment & Management Co ......  $49.20    $ 1,746,600             6.09%   $ 338,029
     49,500   Archstone-Smith Trust .....................   26.70      1,321,650             4.61       66,346
     28,385   Avalonbay Communities, Inc. ...............   46.70      1,325,580             4.62       62,164
     19,800   BRE Properties, Inc. ......................   31.11        615,978             2.15       (1,768)
     41,800   Equity Residential Properties Trust .......   28.75      1,201,750             4.19      178,784
     11,900   Essex Property Trust, Inc. ................   54.70        650,930             2.27       40,502
                                                                      ----------           ------    ---------
                                                                       6,862,488            23.93      684,057
                                                                      ----------           ------    ---------
              DIVERSIFIED/OTHER--5.99%
     15,700   Catellus Development Corp 1 ...............   20.42        320,594             1.12       49,174
     12,400   Frontline Capital Group 1 .................    0.01             87             0.00     (188,796)
     30,200   Vornado Realty Trust ......................   46.20      1,395,240             4.87      360,119
                                                                      ----------           ------    ---------
                                                                       1,715,921             5.99      220,497
                                                                      ----------           ------    ---------
              HOSPITALITY--9.85%
     53,800   Host Marriott Corp ........................   11.30        607,940             2.12      (50,448)
     20,200   LaSalle Hotel Properties ..................   15.75        318,150             1.11      (16,466)
     46,200   Meristar Hospitality Corp. ................   15.25        704,550             2.46       16,689
     36,300   Starwood Hotels & Resorts .................   32.89      1,193,907             4.16      115,786
                                                                      ----------           ------    ---------
                                                                       2,824,547             9.85       65,561
                                                                      ----------           ------    ---------
              MOBILE HOMES--2.72%
     18,700   Sun Communities, Inc. .....................   41.75        780,725             2.72       87,540
                                                                      ----------           ------    ---------
                                                                         780,725             2.72       87,540
                                                                      ----------           ------    ---------
              OFFICE/INDUSTRIAL--32.59%
     30,700   AMB Property Corp .........................   31.00        951,700             3.32      194,294
     46,589   Boston Properties, Inc ....................   39.95      1,861,231             6.49      110,009
      3,441   Carranerica Realty Corp ...................   30.85        106,155             0.37       (4,055)
     32,776   Duke Realty Corp ..........................   28.95        948,865             3.31      209,560
     77,302   Equity Office Properties Trust ............   30.10      2,326,790             8.12      133,021
     16,300   Kilroy Realty Corp ........................   26.75        436,025             1.52       21,273
     11,300   PS Business Parks, Inc. ...................   34.95        394,935             1.38      101,445
     48,700   Prologis Trust ............................   26.00      1,266,200             4.42      148,905
     32,900   Reckson Associates Realty Corp. ...........   24.90        819,210             2.86       79,661
      6,400   SL Green Realty Corp. .....................   35.65        228,160             0.80       37,793
                                                                      ----------           ------    ---------
                                                                       9,339,271            32.59    1,031,906
                                                                      ----------           ------    ---------
              REGIONAL MALLS--13.40%
     17,200   General Growth Properties, Inc. ...........   51.00        877,200             3.06      247,195
     34,100   The Rouse Co. .............................   33.00      1,125,300             3.93      166,678
     38,700   Simon Property Group, Inc. ................   36.84      1,425,708             4.97      386,988
     27,100   Taubman Centers, Inc ......................   15.25        413,275             1.44       23,192
                                                                      ----------           ------    ---------
                                                                       3,841,483            13.40      824,053
                                                                      ----------           ------    ---------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                              PERCENT      UNREALIZED
    AMOUNT/                                                MARKET         MARKET          OF NET            GAIN
     SHARES   SECURITY                                      PRICE          VALUE          ASSETS          (LOSS)
----------------------------------------------------------------------------------------------------------------
              RETAIL--5.54%
      4,400   Chelsea Property Group, Inc ...............  $33.45     $  147,180             0.51%     $   5,060
      7,400   Federal Realty Investment Trust ...........   27.71        205,054             0.72         37,084
     22,400   Kimco Realty Corp .........................   33.49        750,176             2.61         78,491
      8,600   Pan Pacific Retail Properties, Inc. .......   34.18        293,948             1.03        104,361
      6,500   Regency Centers Corp. .....................   29.65        192,724             0.67          3,612
                                                                      ----------           ------      ---------
                                                                       1,589,082             5.54        228,608
                                                                      ----------           ------      ---------
              SELF STORAGE--3.75%
     29,000   Public Storage, Inc. ......................   37.10      1,075,900             3.75        252,688
                                                                      ----------           ------      ---------
                                                                       1,075,900             3.75        252,688
                                                                      ----------           ------      ---------
TOTAL COMMON STOCKS
   (Cost $24,634,507) ..............................................  28,029,417            97.77      3,394,910
                                                                      ----------           ------      ---------

              REPURCHASE AGREEMENT--1.81%
    520,000   Goldman Sachs & Co., dated 6/28/02, 1.88%, principal and interest in the amount of $520,081 due 7/1/02, collateralized by US Treasury
               Bond, par value of $383,000, coupon rate 9.0%, due 11/15/2018
               with a market value of $526,625 ..........                520,000            1.81
                                                                      ----------           ------
TOTAL INVESTMENTS
   (Cost $ 25,154,507) 2 ........................................... $28,549,417            99.58%

OTHER ASSETS AND LIABILITIES .......................................     118,193             0.42
                                                                      ----------           ------
NET ASSETS .........................................................  28,667,610           100.00%
                                                                      ==========           ======

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Aggregate cost for federal tax purposes was $25,340,344.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


---------------------------------------------------------------------------------------
                                                                          JUNE 30, 2002
---------------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $25,154,507) ..............................   $28,549,417
   Cash .................................................................           591
   Receivable for capital shares sold ...................................        46,201
   Dividend and interest receivable .....................................       137,324
   Prepaid expenses and other ...........................................        18,691
                                                                            -----------
Total assets ............................................................    28,752,224
                                                                            -----------
LIABILITIES
   Payable for capital shares redeemed ..................................           702
   Advisory fees payable ................................................         5,303
   Transfer agent fees payable ..........................................        11,856
   Custody fees payable .................................................         5,105
   Accounting fees payable ..............................................         2,383
   Accrued expenses and other ...........................................        59,265
                                                                            -----------
Total liabilities .......................................................        84,614
                                                                            -----------
NET ASSETS ..............................................................   $28,667,610
                                                                            ===========
COMPOSITION OF NET ASSETS
   Undistributed net investment income ..................................       114,352
   Net unrealized appreciation on investments ...........................     3,394,910
   Accumulated net realized (loss) from investment transactions .........      (966,122)
   Paid-in capital ......................................................    26,124,470
                                                                            -----------
NET ASSETS ..............................................................   $28,667,610
                                                                            ===========
NET ASSET VALUE
   Class A Shares 1 .....................................................   $     15.53
                                                                            ===========
   Class B Shares 2 .....................................................   $     15.44
                                                                            ===========
   Institutional Class 3 ................................................   $     15.57
                                                                            ===========

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $20,741,402 and 1,335,205 shares outstanding). Maximum offering price per share was $16.43 ($15.53 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge. Effective August 19, 2002, the front-end sales charge will be 5.75%.

2 Net asset value and offering price per share (based on net assets of $7,886,009 and 510,829 shares outstanding). Redemption value is $14.67 following a 5.00% maximum contingent deferred sales charge. Effective August 19, 2002, the maximum contingent deferred sales charge will be 4.00%.

3 Net asset value per share (based on net assets of $40,199 and 2,581 shares outstanding).


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


-------------------------------------------------------------------------------------------------
                                                                                      FOR THE SIX
                                                                                     MONTHS ENDED
                                                                                    JUNE 30, 2002
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .......................................................................    $  694,798
   Interest ........................................................................         3,408
                                                                                        ----------
Total income .......................................................................       698,206
                                                                                        ----------
EXPENSES
   Investment advisory fees ........................................................        88,165
   Distribution fees:
     Class A Shares ................................................................        25,340
     Class B Shares ................................................................        34,092
   Professional fees ...............................................................        34,348
   Transfer agent fees .............................................................        22,122
   Printing and shareholder reports ................................................        14,430
   Accounting fees .................................................................        14,282
   Registration fees ...............................................................        10,243
   Custody fees ....................................................................         7,149
   Miscellaneous ...................................................................         1,565
   Directors' fees .................................................................           554
                                                                                        ----------
Total expenses .....................................................................       252,290
Less: fee waivers and/or expense reimbursements ....................................       (57,310)
                                                                                        ----------
Net expenses .......................................................................       194,980
                                                                                        ----------
NET INVESTMENT INCOME ..............................................................       503,226
                                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from investment transactions ..................................       932,515
   Net change in unrealized appreciation/depreciation on investments ...............     1,570,559
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................................     2,503,074
                                                                                        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................    $3,006,300
                                                                                        ==========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                                             FOR THE SIX                 FOR THE
                                                                            MONTHS ENDED              YEAR ENDED
                                                                           JUNE 30, 2002 1     DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................................   $   503,226             $ 1,217,697
   Net realized gain from investment transactions ........................       932,515               1,339,444
   Net change in unrealized appreciation/
     depreciation on investments .........................................     1,570,559                (311,565)
                                                                             -----------             -----------
Net increase in net assets from operations ...............................     3,006,300               2,245,576
                                                                             -----------             -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A Shares ......................................................      (331,159)               (724,911)
     Class B Shares ......................................................       (89,852)               (181,888)
     Institutional Class .................................................          (657)                 (1,149)
                                                                             -----------             -----------
Total distributions ......................................................      (421,668)               (907,948)
                                                                             -----------             -----------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares ......................................     3,196,749               3,741,533
   Net dividend reinvestments ............................................       310,031                 729,117
   Net cost of shares redeemed ...........................................    (2,989,430)             (8,387,434)
                                                                             -----------             -----------
   Net increase (decrease) in net assets from capital
      share transactions .................................................       517,350              (3,916,784)
                                                                             -----------             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................     3,101,982              (2,579,156)
NET ASSETS
   Beginning of period ...................................................    25,565,628              28,144,784
                                                                             -----------             -----------
   End of period (including undistributed net investment
      income of $114,352 and $32,794, respectively) ......................   $28,667,610             $25,565,628
                                                                             ===========             ===========

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                    FOR THE SIX
                                  MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                          2002 1         2001          2000         1999         1998          1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............    $14.14       $13.43        $10.74       $11.64       $15.78        $13.89
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............      0.29         0.65          0.64         0.53         0.58          0.52
   Net realized and unrealized gain
     (loss) on investments ...........      1.34         0.54          2.53        (0.85)       (3.79)         2.44
                                          ------       ------        ------       ------       ------        ------
Total from investment operations .....      1.63         1.19          3.17        (0.32)       (3.21)         2.96
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............     (0.24)       (0.48)        (0.46)       (0.44)       (0.46)        (0.60)
   Net realized capital gains ........        --           --         (0.02)       (0.14)       (0.43)        (0.47)
   Return of capital .................        --           --            --           --        (0.04)           --
                                          ------       ------        ------       ------       ------        ------
Total distributions ..................     (0.24)       (0.48)        (0.48)       (0.58)       (0.93)        (1.07)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD .....................    $15.53       $14.14        $13.43       $10.74       $11.64        $15.78
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN 2 ............     11.62%        9.26%        30.04%       (2.85)%     (20.82)%       22.01%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..................   $20,741      $19,794       $21,343      $20,449      $33,239       $41,773
   Ratios to average net assets:
     Net investment income ...........      3.47% 3      4.74%         5.42%        4.67%        4.28%         3.87%
     Expenses after waivers
        and/or reimbursements ........      1.25% 3      1.25%         1.25% 4      1.25%        1.25%         1.25%
     Expenses before waivers
        and/or reimbursements ........      1.67% 3      1.71%         1.78% 4      1.86%        1.55%         1.58%
   Portfolio turnover rate ...........        38% 3        38%           39%           7%          24%           35%

--------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.
4 This ratio excludes custody credits.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                     FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                          2002 1         2001          2000         1999         1998          1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................   $14.09       $13.40        $10.72       $11.60       $15.71        $13.84
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..............     0.23         0.57          0.53         0.43         0.47          0.42
   Net realized and unrealized gain
     (loss) on investments ............     1.32         0.51          2.54        (0.83)       (3.77)         2.42
                                          ------       ------        ------       ------       ------        ------
Total from investment operations ......     1.55         1.08          3.07        (0.40)       (3.30)         2.84
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............    (0.20)       (0.39)        (0.37)       (0.34)       (0.34)        (0.50)
   Net realized capital gains .........       --           --         (0.02)       (0.14)       (0.43)        (0.47)
   Return of capital ..................       --           --            --           --        (0.04)           --
                                          ------       ------        ------       ------       ------        ------
Total distributions ...................    (0.20)       (0.39)        (0.39)       (0.48)       (0.81)        (0.97)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD ......................   $15.44       $14.09        $13.40       $10.72       $11.60        $15.71
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN 2 .............    11.04%        8.40%        29.01%       (3.50)%     (21.39)%       21.11%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................   $7,886       $5,735        $6,771       $4,725       $7,641        $9,799
   Ratios to average net assets:
     Net investment income ............     2.72% 3      4.11%         4.72%        3.89%        3.48%         3.12%
     Expenses after waivers
        and/or reimbursements .........     2.00% 3      2.00%         2.00% 4      2.00%        2.00%         2.00%
     Expenses before waivers
        and/or reimbursements .........     2.42% 3      2.46%         2.53% 4      2.61%        2.30%         2.33%
   Portfolio turnover rate ............       38% 3        38%           39%           7%          24%           35%

--------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.
4 This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS                                                                                  FOR THE PERIOD
                                    FOR THE SIX                                                     MARCH 31, 1997 2
                                   MONTHS ENDED                                                              THROUGH
                                       JUNE 30,                FOR THE YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                          2002 1       2001        2000        1999        1998                 1997
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................  $14.22      $13.50      $10.84      $11.74      $15.91              $14.19
                                         ------      ------      ------      ------      ------              ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..............    0.31        0.74         0.63 3     0.58        0.58                0.47
   Net realized and unrealized gain
     (loss) on investments ............    1.30        0.49        2.54       (0.87)      (3.78)               2.14
                                         ------      ------      ------      ------      ------              ------
Total from investment
   operations .........................    1.61        1.23        3.17       (0.29)      (3.20)               2.61
                                         ------      ------      ------      ------      ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............   (0.26)      (0.51)      (0.49)      (0.47)      (0.50)              (0.42)
   Net realized capital gains .........      --          --       (0.02)      (0.14)      (0.43)              (0.47)
   Return of capital ..................      --          --          --          --       (0.04)                 --
                                         ------      ------      ------      ------      ------              ------
Total distributions ...................   (0.26)      (0.51)      (0.51)      (0.61)      (0.97)              (0.89)
                                         ------      ------      ------      ------      ------              ------
NET ASSET VALUE,
   END OF PERIOD ......................  $15.57      $14.22      $13.50      $10.84      $11.74              $15.91
                                         ------      ------      ------      ------      ------              ------
                                         ------      ------      ------      ------      ------              ------
TOTAL INVESTMENT RETURN ...............   11.39%       9.53%      29.79%      (2.56)%    (20.64)%             18.84%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................  $   41      $   37      $   30      $  585      $  582              $  288
   Ratios to average net assets:
     Net investment income ............    3.72% 4     5.66%       5.37%       5.18%       4.73%               4.30% 4
     Expenses after waivers
        and/or reimbursements .........    1.00% 4     1.00%       1.00% 5     1.00%       1.00%               1.00% 4
     Expenses before waivers
        and/or reimbursements .........    1.42% 4     1.46%       1.53% 5     1.61%       1.28%               1.39% 4
   Portfolio turnover rate ............      38% 4       38%         39%          7%         24%                 35%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Per share net investment income is calculated using the average shares method for the fiscal year 2000.
4 Annualized.
5 This ratio excludes custody credits.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
Real Estate Securities Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers three classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Institutional Class Shares have no sales charge. Effective August 19, 2002, the maximum sales charge on Class A shares will be 5.75% and the CDSC on Class B shares will be 4.00% declining to 0% after the sixth year. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek total return primarily through investments in common stocks of companies that are principally engaged in the real estate industry inside the US. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B.  VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value.

C.  SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Estimated expenses are accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D.  DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E.  FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.



--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F.  REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of the amount in excess of $300 million.

LaSalle Investment Management (Securities), L.P. is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses as follows: Class A Shares' to 1.25% of the average daily net assets of the class, Class B Shares' to 2.00% of the average daily net assets of the class and Institutional Class' to 1.00% of the average daily net assets of the class.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. Effective August 19, 2002, the Fund's distributor will be Scudder Distributors, Inc. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class.



--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 30 million shares of $.001 par value capital stock (7 million Class A Shares, 2 million Class B Shares, 15 million Class C Shares, 5 million Institutional Class Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                             Class A Shares
          -------------------------------------------------
           For the Six Months Ended      For the Year Ended
                    June 30, 2002 1       December 31, 2001
          ------------------------   ----------------------
                Shares       Amount     Shares       Amount
          ------------  -----------   --------  -----------
Sold            55,391  $   819,246    151,067  $ 2,231,043
Reinvested      16,858      249,142     44,580      600,718
Redeemed      (136,857)  (2,047,846)  (385,176)  (5,390,776)
              --------  -----------   --------  -----------
Net decrease   (64,608) $  (979,458)  (189,529) $(2,559,015)
              ========  ===========   ========  ===========

                                             Class B Shares
          -------------------------------------------------
           For the Six Months Ended      For the Year Ended
                    June 30, 2002 1       December 31, 2001
          ------------------------   ----------------------
                Shares       Amount     Shares       Amount
          ------------  -----------   --------  -----------
Sold           164,002  $ 2,377,503    109,178  $ 1,505,789
Reinvested       4,115       60,803      9,558      128,399
Redeemed       (64,197)    (941,584)  (217,229)  (2,996,335)
              --------  -----------   --------  -----------
Net increase
  (decrease)   103,920  $ 1,496,722    (98,493) $(1,362,147)
              ========  ===========   ========  ===========


                                        Institutional Class
          -------------------------------------------------
           For the Six Months Ended      For the Year Ended
                    June 30, 2002 1       December 31, 2001
          ------------------------   ----------------------
                Shares       Amount     Shares       Amount
          ------------  -----------   --------  -----------
Sold                                       320       $4,701
Reinvested           6           86         --           --
Redeemed            --           --         --         (323)
                ------         -----     -----      -------
Net increase
  (decrease)         6          $86        320       $4,378
                ======         =====     =====      =======

--------------------------------------------------------------------------------
1 Unaudited.


NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2002, were $5,539,621 and $5,097,880, respectively.

At June 30, 2002, the tax basis of investments was $25,340,344 the gross unrealized appreciation from investments for those securities having an excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value was $3,470,607 and $261,534, respectively.

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT return of capital.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                       Undistributed
                        Net Realized            Paid-in
Undistributed NII        Gain/(Loss)            Capital
-----------------      -------------           --------
       $(276,955)           $172,055           $104,900


--------------------------------------------------------------------------------

Real Estate Securities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                               $907,948

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $32,794
Capital loss carryovers                    $(2,091,475)
Unrealized appreciation/(depreciation)      $2,017,188

At December 31, 2001, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains consisted of $2,091,475, all of which expires in 2008.

NOTE 7--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2002 there were 2 shareholders who held 14% of the outstanding shares of the Fund.

NOTE 8--PLAN OF REORGANIZATION
At its June 2002 meeting, the Fund's Board of Directors approved merging the Fund into the RREEF RReal Estate Securities Fund (the 'RREEF Fund'), subject to shareholder approval. The RREEF Fund has substantially the same investment objective, policies and expenses as the Fund, and is advised by RREEF America LLC, a wholly-owned subsidiary of Deutsche Bank AG and an affiliate of the Fund's Advisor. The Fund's shareholders will consider and vote on the proposed merger at a meeting to be held on October 17, 2002. In connection with this action, the Board also approved the Fund's Advisor taking responsibility for the day to day management of the Fund, effective August 31, 2002, utilizing portfolio managers who are employees of both the Advisor and RREEF America, LLC. At that time, the sub-advisory agreement by and among the Fund, the Advisor and LaSalle Investment Management (Securities) L.P., the Fund's current sub-advisor, will terminate.



--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO  64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                        DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                        PO BOX 219210
                        KANSAS CITY, MO 64121-9210
or call toll-free:      1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Real Estate Securities Fund
   Class A Shares                                       CUSIP #75600Q108
   Class B Shares                                       CUSIP #75600Q207
   Institutional Class                                  CUSIP #75600Q306
                                                        SRESF-3 (6/02)
                                                        Printed 8/02

Distributed by:
ICC Distributors, Inc.